THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON AUGUST 14, 2009, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 16, 2009.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:


    (s) Marc D. Hamburg                 Omaha, NE             November 13, 2009
----------------------------   ---------------------------   -------------------
        [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   -----------------------------------------------
28-5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3
Form 13F Information Table Entry Total:            1
Form 13F Information Table Value Total:      $59,737
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----------------------
 1.   28-554                 Buffett, Warren E.
 2.   28-718                 National Indemnity Co.
 3.   28-717                 OBH Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                  June 30, 2009

     Column 1      Column 2    Column 3      Column 4      Column 5           Column 6          Column 7          Column 8
-----------------  --------  -----------  --------------  ---------  -------------------------  --------  ------------------------
                                                                       Investment Discretion
                                                                     -------------------------                Voting Authority
                                              Market      Shares or                      (c)              ------------------------
                   Title of     CUSIP         Value       Principal   (a)  (b) Shared  Shared-    Other     (a)     (b)      (c)
Name of Issuer       Class      Number    (In Thousands)   Amount    Sole   - Defined   Other   Managers    Sole   Shared    None
-----------------  --------  -----------  --------------  ---------  ----  ----------  -------  --------  -------  ------  -------
Exxon Mobil Corp.     Com    30231G 10 2      $59,737      854,490               X                1,2,3   854,490
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